Income Taxes - Summary of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate (Detail) - State Administration of Taxation, China [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PRC Statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	(9.00%)	(11.60%)	(20.10%)
Permanent book-tax difference	(0.30%)	(0.10%)	(2.80%)
Estimates for uncertain tax positions	(10.50%)
Difference in EIT rates of certain subsidiaries	(2.80%)	(0.80%)	(2.10%)
The effect of change in tax rate	0.00%	(5.10%)
Effect of tax holiday	(7.60%)	(9.80%)
Total	(5.20%)	(2.40%)